Earnings Per Share Computation (Table)	9 Months Ended
Sep. 30, 2013
Earnings Per Share Computation [Abstract]
Reconciliation Of Numerators And Denominators For Basic And Diluted Earnings Per Share
		Three Months Ended		Nine Months Ended
		September 30,		September 30,
		2013	2012	2013	2012
	Numerator:
	Net income attributable to Cash America International, Inc.	$46,186	$11,703	$115,244	$82,990
	Denominator:
	Total weighted average basic shares (a)	28,426	29,536	28,747	29,599
	Shares applicable to stock-based compensation(b)	102	164	92	188
	Convertible debt(c)	1,851	1,675	2,018	1,856
	Total weighted average diluted shares (d)	30,379	31,375	30,857	31,643

	Net income – basic	$1.62	$0.40	$4.01	$2.80
	Net income – diluted	$1.52	$0.37	$3.73	$2.62

(a)a	Includes vested and deferred restricted stock units of 301 and 291, as well as 31 and 31 shares held in the Company's nonqualified deferred compensation plan for the three months ended September 30, 2013 and 2012, respectively, and vested and deferred restricted stock units of 308 and 285, as well as 31 and 31 shares held in the Company's nonqualified deferred compensation plan for the nine months ended September 30, 2013 and 2012, respectively.
(b)	For the three and nine months ended September 30, 2013, includes shares related to unvested restricted stock unit awards. For the three and nine months ended September 30, 2012, includes shares related to outstanding option awards that were exercisable and shares related to unvested restricted stock unit awards.
(c)a a a	The shares issuable with respect to the Company's senior unsecured convertible notes due 2029 (the “2029 Convertible Notes”) have been calculated using the treasury stock method. The Company intends to settle the principal portion of the convertible debt in cash; therefore, only the shares related to the conversion spread have been included in weighted average diluted shares.
(d)	There were 25 anti-dilutive shares for the nine months ended September 30, 2013 and no anti-dilutive shares for the three months ended September 30, 2013 and three and nine months ended September 30, 2012.